Cash and stock-based compensation plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
Disclosure of detailed information about restricted stock option to directors [Text Block]
A summary of restricted stock granted to Directors is presented below:

	Shares	Weighted average grant date fair value
Outstanding at January 1, 2016	96,321	30.62
Granted	57,000	24.14
Vested	(56,421)	28.80
Outstanding at December 31, 2016	96,900	27.86
Granted	57,000	27.80
Vested	(61,950)	28.50
Outstanding at December 31, 2017	91,950	27.40
Granted	57,000	28.70
Vested	(45,300)	28.07
Outstanding at December 31, 2018	103,650	27.82
Expected to vest	103,650

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
A summary of the restricted stock units granted to certain executives is presented below:

	Shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2016	162,748	19.74
Granted	91,454	18.26
Forfeited	(21,408)	17.69
Vested	(65,358)	18.83
Outstanding at December 31, 2016	167,436	19.35
Granted	25,289	25.70
Forfeited	(71,401)	18.61
Vested	(70,519)	19.76
Outstanding at December 31, 2017	50,805	21.07
Granted	23,412	24.80
Forfeited	-	-
Vested	(49,055)	20.90
Outstanding at December 31, 2018	25,162	24.86	2.99 years	$0
Expected to vest	25,162	24.86	2.99 years	$0

Disclosure of detailed information about share options granted [Text Block]
A summary of stock options granted is presented below:

	Options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding at January 1, 2016	554,756	26.36
Granted	-	-
Forfeited	(126)	18.93
Exercised	(68,785)	22.78
Outstanding at December 31, 2016	485,845	26.87
Granted	-	-
Forfeited	(69,934)	28.63
Exercised	(142,268)	24.84
Outstanding at December 31, 2017	273,643	27.48
Granted	-	-
Forfeited	(28,315)	29.25
Exercised	(102,918)	24.55
Outstanding at December 31, 2018	142,410	29.25	3.11 years	$0
Exercisable	142,410	29.25	3.11 years	$0
Expected to vest	142,410	29.25	3.11 years	$0